Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Amount Recognized Before Income Tax in Accumulated Other Comprehensive Income (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Prior service cost	$ 6,661	$ 2,423
Less: amount recognized in regulatory assets	578,484		368,421
Recognized in AOCI	(57,211)		(41,223)
Defined Benefit Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial (loss) gain	(439,131)		(289,141)
Prior service cost	(8,373)		(2,067)
Less: amount recognized in regulatory assets	390,293		249,985
Recognized in AOCI	$ (57,211)		$ (41,223)